Commitments - Operating Lease Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,890
2023	4,251
2024	5,417
2025	2,221
2026 and thereafter	1,722
Total	$ 18,501